Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
Travelocity.com—On January 23, 2015, we sold Travelocity.com to Expedia Inc. ("Expedia"), pursuant to the terms of an Asset Purchase Agreement (the “Travelocity Purchase Agreement”), dated January 23, 2015, by and among Sabre GLBL and Travelocity.com LP, and Expedia. The signing and closing of the Travelocity Purchase Agreement occurred contemporaneously. Expedia purchased Travelocity.com pursuant to the Travelocity Purchase Agreement for cash consideration of $280 million. The net assets of Travelocity.com disposed of primarily included a trade name with a carrying value of $55 million. We recognized a gain on sale of $143 million, net of tax, in the first quarter of 2015.
lastminute.com—On March 1, 2015, we sold lastminute.com to Bravofly Rumbo Group. The transaction was completed through the transfer of net liabilities as of the date of sale consisting primarily of a working capital deficit of $70 million, partially offset by assets sold including intangible assets of $27 million. We did not receive any cash proceeds or any other significant consideration in the transaction other than payments for specific services to be provided to the acquirer under a transition services agreement which concluded on March 31, 2016. Additionally, at the time of sale, the acquirer entered into a long-term agreement with us to continue to utilize our GDS for bookings, which generates incentive consideration paid by us to the acquirer. We recognized a gain on sale of $24 million, net of tax, in the first quarter of 2015.
Financial Information of Discontinued Operations
The results of our discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenue	$—	$—	$24,815
Cost of revenue	—	—	21,520
Selling, general and administrative(3)	4,456	11,619	(23,077)
Operating (loss) income	(4,456)	(11,619)	26,372
Other income (expense):
Gain on sale of businesses(1)	—	305	294,276
Other, net	2,094	(1,025)	4,640
Total other income (expense), net	2,094	(720)	298,916
(Loss) income from discontinuing operations before income taxes	(2,362)	(12,339)	325,288
(Benefit) provision for income taxes(2)	(430)	(17,888)	10,880
Net (loss) income from discontinued operations	$(1,932)	$5,549	$314,408
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(1)
The year ended December 31, 2015 includes $31 million of reclassified cumulative translation gains associated with our lastminute.com subsidiaries. See “Divestiture of lastminute.com—Cumulative Translation Adjustments” for additional information.

(2)
The year ended December 31, 2016 includes a $17 million tax benefit associated with the resolution of uncertain tax positions. The year ended December 31, 2015 includes a U.S. tax benefit of $93 million; see “Divestiture of lastminute.com—U.S. Tax Benefit” for additional information.

(3)
For the year ended December 31, 2015, selling, general and administrative includes a gain of $40 million as a result of the favorable final ruling from the Supreme Court of Hawaii and receipt of a cash refund related to our litigation of hotel occupancy taxes. See Note 15. Commitments and Contingencies, for additional information.

Our Travelocity business has no remaining operations subsequent to these dispositions. The financial results of our Travelocity business are included in net income from discontinued operations in our consolidated statements of operations for all periods presented. For the year ended December 31, 2017, discontinued operations for our Travelocity business primarily incurred expenses associated with legal contingencies related to hotel occupancy taxes. See Note 15. Commitments and Contingencies, for additional information.
Divestiture of lastminute.com
Cumulative Translation Adjustments
Cumulative translation adjustment (“CTA”) gains or losses of foreign subsidiaries related to divested businesses are reclassified into earnings once the liquidation of the respective foreign subsidiaries is substantially complete. During the year ended December 31, 2015, we substantially completed the liquidation of our lastminute.com subsidiaries and, therefore, reclassified $19 million, net of tax, of CTA gains from accumulated comprehensive income (loss) to our results of discontinued operations.
U.S. Tax Benefit
We wrote off the remaining U.S. tax basis in goodwill and intangible assets during the fourth quarter of 2015, the period in which we completed the wind down of lastminute.com activities. As a result, we recognized a U.S. tax benefit of $93 million in our results of discontinued operations.